ITEM 1.  Schedule of Investments


COMMON STOCK
_______________________________________________________________________
_______________________________________________________________________

                                 	    SHARES     MARKET VALUE ($)
_______________________________________________________________________
CONSUMER DISCRETIONARY  (13.47%) --------------------------------------

COACH, INC.*                               30,000          1,501,500.00
MARRIOTT INTERNATIONAL,INC.           	   37,000          1,811,520.00
STARBUCKS CORPORATION                      30,000            940,800.00
TARGET CORPORATION               	   20,000          1,185,200.00

                                                	   ____________
                                                 	   5,439,020.00

CONSUMER STAPLES  (11.03%) --------------------------------------------

ALTRIA GROUP, INC.               	   15,000          1,317,150.00
CVS/CAREMARK CORPORATION                   25,000            853,500.00
PEPSICO, INC.                    	   22,000          1,398,320.00
THE PROCTER & GAMBLE COMPANY     	   14,000            884,240.00
                                                	   ____________
                                                	   4,453,210.00

ENERGY  (11.22%) ------------------------------------------------------

EXXON MOBIL CORPORATION           	   16,000          1,207,200.00
HALLIBURTON COMPANY                        30,000            952,200.00
SCHLUMBERGER LIMITED             	   20,000          1,382,000.00
WEATHERFORD INTERNATIONAL LTD.*            22,000            992,200.00
                                                	   ____________
                                                 	   4,533,600.00

FINANCIALS  (12.27%)  --------------------------------------------------

AMERICAN EXPRESS COMPANY           	   15,000            846,000.00
THE BANK OF NEW YORK COMPANY, INC.         20,000	     811,000.00
JPMORGAN CHASE & CO.			   19,000	     919,220.00
LEHMAN BROTHERS HOLDINGS INC.    	   25,000          1,751,750.00
MORGAN STANLEY				    8,000            630,080.00
                                                 	   ____________
                                                 	   4,958,050.00

HEALTH CARE  (7.06%) --------------------------------------------------

JOHNSON & JOHNSON                          12,000            723,120.00
ST. JUDE MEDICAL, INC.*           	   20,000            752,200.00
UNITEDHEALTH GROUP INCORPORATED            26,000          1,377,220.00
                                                 	   ____________
                                                 	   2,852,540.00

INDUSTRIALS (14.87%)  -------------------------------------------------

THE BOEING COMPANY*              	   10,800            960,228.00
CSX CORPORATION                            36,000          1,441,800.00
FLUOR CORPORATION*                          7,000            628,040.00
GENERAL ELECTRIC COMPANY           	   30,000          1,060,800.00
L-3 COMMUNICATIONS HOLDINGS, INC.          10,000            874,700.00
UNITED TECHNOLOGIES CORPORATION            16,000          1,040,000.00
                                                 	   ____________
                                                 	   6,005,568.00

INFORMATION TECHNOLOGY  (18.86%) --------------------------------------

CISCO SYSTEMS, INC.                        40,000          1,021,200.00
GOOGLE INC.                       	    5,000          2,290,800.00
HEWLETT-PACKARD COMPANY                    30,000          1,204,200.00
INTEL CORPORATION                	   50,000            956,500.00
MASTERCARD INCORPORATED *                  20,200          2,146,048.00
                                                           ____________
                                                 	   7,618,748.00

MATERIALS  (3.12%) ----------------------------------------------------

PRAXAIR, INC.                    	   20,000          1,259,200.00



TELECOMMUNICATION SERVICES  (3.85%)  ----------------------------------

CORNING INCORPORATED                       35,000            795,900.00
MOTOROLA, INC.                             43,000            759,810.00
                                                           ____________
                                                           1,555,710.00

UTILITIES  (4.25%) ----------------------------------------------------

EXELON CORPORATION               	   25,000          1,717,750.00

_______________________________________________________________________
_______________________________________________________________________
TOTAL INVESTMENTS                            	          40,393,396.00


(*) All of the security is pledged as collateral for open option contracts.


ITEM 2. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section
 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary

Date     May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated. Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date     May 18, 2007

Continental Assurance Company

By: /s/ D. Craig Mense
   ----------------------------------------------
   D. Craig Mense
   Executive Vice President and Chief Financial Officer
   (Principal Financial and Accounting Officer)

Date     May 18, 2007